Income Tax (Effective Income Tax Rate) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 21,356	$ 4,193	$ 2,854
Current State and Local Tax Expense (Benefit)	3,629	704	1,225
Total	24,985	4,897	4,079
Deferred Federal Income Tax Expense (Benefit)	(2,770)	1,430	1,791
Deferred State and Local Income Tax Expense (Benefit)	(180)	(62)	(74)
Total	(2,950)	1,368	1,717
Income Tax Expense (Benefit), Total	$ 22,035	$ 6,265	$ 5,796
Computed	35.00%	35.00%	35.00%
State income taxes (net of federal tax benefit)	3.80%	4.50%	3.90%
State tax credits	(0.80%)	(2.80%)	(2.10%)
Research and development credit	(0.20%)	(0.60%)	(0.60%)
Manufacturer's deduction	(3.40%)	(5.10%)	(3.70%)
Addition to (reversal of) uncertain tax positions	0.20%	0.40%	(7.30%)
IRS audit adjustment	0.00%	0.00%	1.50%
Other permanent differences not (taxable) deductible	0.10%	0.70%	(0.10%)
Effective Income Tax Rate Reconciliation Pension Contribution	0.00%	2.20%	0.00%
Other	0.00%	1.50%	(1.90%)
Effective income tax rate	34.70%	35.80%	24.70%